Share Capital and Reserves - Summary of Share Capital (Parenthetical) (Detail) - € / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 0.32	€ 0.32
Percentage of shares representing in total issued share capital		99.53%	93.71%
Cancellation of treasury shares	[1],[2]	21,000,000	4,000,000
Ordinary shares [member] | Cancellation Of Income Shares [Member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		21,000,000	4,500,000
Income Shares [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 0.02	€ 0.02
Percentage of shares representing in total issued share capital			5.86%
Cancellation of treasury shares	[1]		4,000,000

[1]	During 2021, 21,000,000 Ordinary Shares (2020: 4,500,000 Ordinary Shares including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.
[2]	The Ordinary Shares represent 99.53% of the total issued share capital as at 31 December 2021 (2020: 93.71%).